STATEMENTS OF CASH FLOWS $ in Thousands	12 Months Ended
Dec. 31, 2023 USD ($)
Cash Flows from Operating Activities:
Net loss	$ (4,984)
Changes in operating assets and liabilities:
Advances for research and development	1,684
Due from related party, current	(26)
Deferred transaction costs	(840)
Prepaid and other current assets	(12)
Accounts payable and accrued expenses	425
Accrued interest, related parties	175
Due to research and development partner	242
Due to related parties, current	(9)
Net cash provided by operating activities	(3,345)
Cash Flows from Investing Activities:
Loans to IRIS Acquisition Corp	(819)
Net cash used in investing activities	(819)
Cash Flows from Financing Activities:
Proceeds from issuance of short-term debt, related party	3,406
Repayment of short-term debt, related party	(3,856)
Net cash provided by (used in) financing activities	(450)
Net change in cash	(4,614)
Cash, beginning of the year	5,048
Cash, end of the year	434
Supplemental disclosure of non-cash financing and investing activities:
Cancellation of member units related to Metavagen license termination	239
Issuance of Class A member units in exchange for CD47 License Agreement	$ 786